Goodwill and Other Intangibles - Schedule of Cost and Accumulated Amortization of Other Intangible Assets (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016
Formulas [Member]
Intangible Assets [Line Items]
Weighted average life	10 years	10 years
Trade Names and Trademarks [Member]
Intangible Assets [Line Items]
Weighted average life	13 years	12 years
Non-compete Agreements [Member]
Intangible Assets [Line Items]
Weighted average life	4 years	4 years
Customer Relationships [Member]
Intangible Assets [Line Items]
Weighted average life	14 years	14 years